Segments (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Gross Profit	$ 52,870,000	$ 27,008,000	$ 91,065,000	$ 40,722,000	$ 31,526,000	$ 66,021,000	$ 85,246,000
Gross profit margin	12.50%	9.70%	9.70%	8.10%
Revenue	$ 422,022,000	$ 279,279,000	$ 940,793,000	$ 503,487,000	$ 779,343,000	$ 454,949,000	$ 602,665,000
Segment revenue as a percentage of total revenue	100.00%	100.00%	100.00%	100.00%
Renewables Segment [Member]
Segment Reporting Information [Line Items]
Gross Profit	$ 27,469,000	$ 24,822,000	$ 45,806,000	$ 37,578,000
Gross profit margin	11.30%	9.50%	9.20%	7.80%
Revenue	$ 242,654,000	$ 262,477,000	$ 496,863,000	$ 480,362,000
Segment revenue as a percentage of total revenue	57.50%	94.00%	52.80%	95.40%
Specialty Civil Segment [Member]
Segment Reporting Information [Line Items]
Gross Profit	$ 25,401,000	$ 2,186,000	$ 45,259,000	$ 3,144,000
Gross profit margin	14.20%	13.00%	10.20%	13.60%
Revenue	$ 179,368,000	$ 16,802,000	$ 443,930,000	$ 23,125,000
Segment revenue as a percentage of total revenue	42.50%	6.00%	47.20%	4.60%